MAJOR CUSTOMERS AND VENDORS	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Revenue By Major Customers By Reporting Segments [Text Block]
NOTE 16. MAJOR CUSTOMERS AND VENDORS

One customer accounted for 65%, 77% and 88% of total sales for the years ended September 30, 2015, 2014 and 2013, respectively. The outstanding accounts receivable balance for this customer was 43% and 23% of the total accounts receivable balance as of September 30, 2015 and 2014, respectively.

Two vendors accounted for over 10% of the total purchases for the years ended September 30, 2015, 2014 and 2013, respectively.